LOGO: ZURICH LIFE
Kemper ADVANTAGE III VARIABLE ANNUITY
2002 ANNUAL REPORT
Includes annual reports for:
Scudder Variable Series I	Fidelity Variable Insurance Products Fund II
Scudder Variable Series II	The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series	J.P. Morgan Series Trust II
ING VP Natural Resources Trust	The Alger American Fund
ING VP Emerging Markets Fund, Inc.	American Century Variable Portfolios, Inc.
Fidelity Variable Insurance Products Fund	Credit Suisse Trust

Kemper Advantage III is a Flexible Payment Fixed and Variable Annuity

from Kemper Investors Life Insurance Company, a Zurich Life Company, Schaumburg, Illinois. Securities distributed by Investors Brokerage Services, Inc.

	RECYCLE LOGO Printed on Recycled Paper	Policy Form Series L-1000

LOGO: ZURICH LIFE 1600 McConnor Parkway Schaumburg, IL 60196-6801		Postage Paid Stamp

ADV3-AR (02/03)